ROYCE CAPITAL FUND
1414 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10019

                                                                May 1, 2003

Document Control: Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:   Royce Capital Fund
         File No. 333-01073

Gentlemen:

This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and is a certification that the prospectus and statement of additional information with respect to Royce Capital Fund does not differ from that which was filed electronically in the most recent post-effective amendment.

                                                                Sincerely,

                                                                /s/ John E. Denneen

                                                                John E. Denneen
                                                                Secretary